Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Options Granted by the Company's Board of Directors
The following tables summarizes option activity for the year ended December 31, 2021:

	Total Options	Weighted- Average Exercise Price-
Balance at January 1, 2021	28,377,521	$1.26
Granted	12,591,974	$1.72
Cancelled	(6,689,307)	$1.25
Exercised	(79,212)	$1.32

Balance at December 31, 2021	34,200,976	$1.43

Summary of Company Recorded Share-based Compensation Expense
The Company recorded share-based compensation expense as follows for the years ended December 31, (in thousands):

	2021	2020	2019
Research and development	$9,001	$824	$1,491
General and administrative	2,855	393	340

Total share-based compensation expense	$11,856	$1,217	$1,831

Summary Of Share Based Payment Award Stock Options Valuation Assumptions

	Stock Options			ESPP
	2021	2020	2019	2021	2020	2019
Expected volatility	80.5%	79.0%	68.3%	74.6%	—%	—%
Risk-free interest rate	1.0%	0.5%	1.8%	0.2%	—%	—%
Dividend yield	—%	—%	—%	—%	—%	—%
Expected term (in years)	6.0	6.3	10	1.3	—	—